Financial assets - Disclosure of reconciliation of changes in gross carrying amount for financial instruments (Details) - Financial assets at amortised cost - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of reconciliation of changes in loss allowance of financial instruments
Write-offs	€ 6,350	€ 6,780
Exchange differences and other	778	(1,774)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	21,595	22,326
Impairment allowance at end of year	23,417	21,086
Accumulated impairment | Other assets
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	7,974	7,479
Accumulated impairment | Impaired assets
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	15,443	13,607
Accumulated impairment | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	21,076	21,983
Transfers between stages	4,609	3,752
Net changes of the exposure and modifications in the credit risk	2,748	3,507
Write-offs	(6,298)	(6,717)
Exchange differences and other	524	(1,836)
Impairment allowance at end of year	22,659	20,689
Accumulated impairment | Loans and advances to customers | Other assets | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	2,975	3,281
Transfers between stages	(577)	(769)
Net changes of the exposure and modifications in the credit risk	850	663
Write-offs	0	0
Exchange differences and other	(94)	(217)
Impairment allowance at end of year	3,154	2,958
Accumulated impairment | Loans and advances to customers | Other assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	4,623	4,735
Transfers between stages	484	596
Net changes of the exposure and modifications in the credit risk	(485)	(469)
Write-offs	0	0
Exchange differences and other	75	(411)
Impairment allowance at end of year	4,697	4,451
Accumulated impairment | Loans and advances to customers | Impaired assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	13,478	13,967
Transfers between stages	4,702	3,925
Net changes of the exposure and modifications in the credit risk	2,383	3,313
Write-offs	(6,298)	(6,717)
Exchange differences and other	543	(1,208)
Impairment allowance at end of year	€ 14,808	€ 13,280